Shareholders’ Equity (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended
	May 09, 2022	May 03, 2022	Apr. 26, 2022	Jul. 31, 2021	Jun. 30, 2022	Jun. 30, 2022
Shareholders’ Equity (Details) [Line Items]
Aggregate offering price (in Dollars)				$ 45,000
Total amount for ATM (in Dollars)					$ 3,754	$ 3,754
Net of issuance cost (in Dollars)						$ 162
Stock options available for future grants						397,030
Unrecognized compensation costs (in Dollars)						$ 9,738
recognized over a weighted average period						2 years 10 months 24 days
Vesting options from an outstanding grant		12,906
Fair value of warrant to purchase ordinary shares (in Dollars)			$ 468
Total 2012 Share option plan [Member]
Shareholders’ Equity (Details) [Line Items]
Grant of options shares						4,672,094
Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares sold					57,722 [1]	768,622 [2]
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Additional options shares	1,000,000
Board of Directors [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Additional options shares	3,672,094
Board of Directors [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Additional options shares	4,672,094
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Grant of options shares		76,120
Non-Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Share-based compensation expense (in Dollars)		$ 76

[1]	Net of issuance cost of $21 in cash.
[2]	Net of issuance cost of $162.